PREPAIDS - Schedule of Prepaid Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expense, Current [Abstract]
Prepaid insurance	$ 24,657	$ 17,581
Prepaid permit fees	71,286	12,515
Legal advances	73,455	55,690
Other	17,596	16,399
Prepaid expense, Total	$ 186,994	$ 102,185